Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000032340
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Edgewood Growth Fund, Institutional Shares
C000032341
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Edgewood Growth Fund, Retail Shares
Without Sales Load [Member] | C000032340
Average Annual Return [Line Items]
Average Annual Return, Percent		7.45%	7.75%	14.46%
Without Sales Load [Member] | C000032341
Average Annual Return [Line Items]
Average Annual Return, Percent		7.04%	7.31%	14.01%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%	15.30%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	16.47%	15.30%
S&P 500 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Growth Index (USD) (TR)
Average Annual Return, Percent		26.91%	16.88%	17.62%
S&P 500 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Growth Index (USD) (TR)
Average Annual Return, Percent		26.91%	16.88%	17.62%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.